Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Sales		$ 1,284,639		$ 1,016,045
Cost of sales, excluding depletion		235,108		228,171
Depletion		246,944		214,434
Gain on disposal		0		5,027
Net earnings		529,140		537,644	[1]
Cash Flow From Operations		1,027,581		750,809
Total Assets		7,424,457		7,031,185
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(40,668)		(38,165)
Cash Flow From Operations		(38,130)		(36,025)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(5,549)		(5,510)
Cash Flow From Operations		(4,280)		(4,230)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		29,061		34,271
Cash Flow From Operations		23,273		32,007
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(115,204)		(1,414)
Cash Flow From Operations		8,516		(6,192)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(164,586)		(40,823)
Cash Flow From Operations		(29,848)		(38,154)
Total Assets		1,044,877		908,744
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(23,268)		(22,744)
Cash Flow From Operations		(11,129)		(16,675)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(8,958)		(7,261)
Cash Flow From Operations		(8,098)		(7,039)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		796,051		644,131
Cost of sales, excluding depletion		149,366		148,972
Depletion		136,350		124,903
Net earnings		510,335		370,256
Cash Flow From Operations		649,793		494,613
Total Assets		4,226,619		3,984,049
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		539,583	[2]	399,936	[3]
Cost of sales, excluding depletion		95,568	[2]	85,382	[3]
Depletion		85,934	[2]	71,878	[3]
Net earnings		358,081	[2]	242,676	[3]
Cash Flow From Operations		444,015	[2]	314,555	[3]
Total Assets		2,595,485	[2]	2,681,419	[3]
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[5]	39,098	[4]	37,432	[3]
Cost of sales, excluding depletion	[5]	6,541	[4]	7,596	[3]
Depletion	[5]	20,934	[4]	20,931	[3]
Net earnings	[5]	11,623	[4]	8,905	[3]
Cash Flow From Operations	[5]	32,571	[4]	29,554	[3]
Total Assets	[5]	241,551	[4]	262,485	[3]
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		118,096		95,672
Cost of sales, excluding depletion		21,031		20,315
Depletion		15,939		15,318
Net earnings		81,126		60,039
Cash Flow From Operations		97,066		75,357
Total Assets		64,326		80,265
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		9,028	[6]	11,593	[7]
Cost of sales, excluding depletion		4,139	[6]	6,191	[7]
Depletion		1,293	[6]	1,250	[7]
Net earnings		3,596	[6]	4,152	[7]
Cash Flow From Operations		7,982	[6]	5,137	[7]
Total Assets		981,316	[6]	603,689	[7]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		68,654		82,656
Cost of sales, excluding depletion		18,247		26,499
Depletion		8,241		11,143
Net earnings		42,166		45,014
Cash Flow From Operations		50,407		56,157
Total Assets		136,481		144,722
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		21,592		16,842
Cost of sales, excluding depletion		3,840		2,989
Depletion		4,009		4,383
Net earnings		13,743		9,470
Cash Flow From Operations		17,752		13,853
Total Assets		207,460		211,469
Silver interests [member]
Disclosure of operating segments [line items]
Sales		457,830		338,594
Cost of sales, excluding depletion		80,022		72,296
Depletion		90,713		68,991
Gain on disposal	[8]			5,027
Net earnings		287,095		202,334
Cash Flow From Operations		379,700		264,144
Total Assets		1,563,244		1,557,458
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		65,264		50,913
Cost of sales, excluding depletion		14,383		13,197
Depletion		14,205		13,364
Net earnings		36,676		24,352
Cash Flow From Operations		50,881		37,716
Total Assets		165,378		179,583
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		193,871	[4]	101,514	[3]
Cost of sales, excluding depletion		30,779	[4]	19,010	[3]
Depletion		31,767	[4]	17,442	[3]
Net earnings		131,325	[4]	65,062	[3]
Cash Flow From Operations		163,092	[4]	82,504	[3]
Total Assets		244,465	[4]	276,232	[3]
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		100,719		86,855	[3]
Cost of sales, excluding depletion		20,222		17,203	[3]
Depletion		28,759		25,838	[3]
Net earnings		51,738		43,814	[3]
Cash Flow From Operations		80,497		69,652	[3]
Total Assets		490,771		519,530	[3]
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		97,976	[9]	99,312	[10]
Cost of sales, excluding depletion		14,638	[9]	22,886	[10]
Depletion		15,982	[9]	12,347	[10]
Gain on disposal	[10]			5,027
Net earnings		67,356	[9]	69,106	[10]
Cash Flow From Operations		85,230	[9]	74,272	[10]
Total Assets		662,630	[9]	582,113	[10]
Palladium interest [member]
Disclosure of operating segments [line items]
Sales		16,999
Cost of sales, excluding depletion		3,088
Depletion		7,488
Net earnings		6,423
Cash Flow From Operations		13,911
Total Assets		291,993
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		16,999		18,496
Cost of sales, excluding depletion		3,088		3,360
Depletion		7,488		6,145
Net earnings		6,423		8,991
Cash Flow From Operations		13,911		15,135
Total Assets		213,179		220,667
Palladium interest [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		78,814
Platinum Interests [member]
Disclosure of operating segments [line items]
Total Assets		67,035
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		9,451	[11]	9,451	[12]
Platinum Interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		57,584
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		13,759	[4]	14,824
Cost of sales, excluding depletion		2,632	[4]	3,543
Depletion		12,393	[4]	14,395
Impairment Charge (Reversal / Gain on Disposal)		(108,861)
Net earnings		(110,127)	[4]	(3,114)
Cash Flow From Operations		14,025	[4]	15,071
Total Assets		230,689	[4]	350,816
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		1,284,639		1,016,045
Cost of sales, excluding depletion		235,108		228,171
Depletion		246,944		214,434
Impairment Charge (Reversal / Gain on Disposal)	[8]	108,861
Gain on disposal	[8]			5,027
Net earnings		693,726		578,467
Cash Flow From Operations		1,057,429		788,963
Total Assets		$ 6,379,580		$ 6,122,441

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[3]	As it relates to mine operator concentration risk: d. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue. e. The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2022 were 14% of the Company’s total revenue. f. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[4]	As it relates to mine operator concentration risk: a.The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue. c.The counterparty obligations under the Constancia PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbayt”). Total revenues relative to Hudbay during the year ended December 31, 2023 were 15% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[5]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[6]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating Minto, Copper World, 777, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos and Curraghinalt gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[7]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Minto and Marmato gold interests as well as the non-operating 777, Copper World, Santo Domingo, Blackwater, Fenix, Goose, Marathon and Curipamba gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[8]	See Note 13 for more information.
[9]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Pascua-Lama, Copper World, Navidad, Blackwater, El Domo ³, Mineral Park and Kudz Ze Kayah silver interests.
[10]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater, El Domo and Mineral Park silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.
[11]	Other platinum interests comprised of the non-operating Marathon and Platreef platinum interests.
[12]	Other platinum interest comprised of the non-operating Marathon platinum interest.